Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance Table
The following table sets forth information concerning the compensation of our principal executive officer (“PEO”) and other named executive officers (“NEOs”) for each of the fiscal years ended December 31, 2024, 2023, 2022, 2021, and 2020 and our financial performance for each such fiscal year, as computed in accordance with SEC rules, followed by a table reconciling the compensation disclosed in the Summary Compensation Table (“SCT”), and the compensation required to be disclosed as CAP:

					Value of initial fixed $100 investment based on:

Year (1)	Summary Compensation Table total for PEO (1) ($)	Compensation actually paid to PEO ($)	Average summary compensation table total for non-PEO named executive officers (2) ($)	Average compensation actually paid to non-PEO named executive officers ($)	Total shareholder return ($)	Peer group total shareholder return (3) ($)	Net Income	Return on average tangible common equity

2024	1,241,097	1,339,544	524,318	536,074	122.74	116.68	49,437,348	11.60%

2023	1,702,023	1,514,837	627,155	579,068	83.97	102.18	37,397,102	10.37%

2022	1,330,999	1,340,988	419,119	403,929	97.07	93.41	54,805,501	14.54%

2021	1,148,556	1,270,146	426,716	436,724	149.57	149.67	29,319,501	11.68%

2020	1,125,984	1,098,571	511,172	495,997	78.79	78.92	26,208,827	14.92%

(1)	The PEO in 2024, 2023, 2022, 2021, and 2020 was Rory G. Ritrievi.

(2)
The
non-PEO
NEOs were Messrs. Micklewright, Webb, Paese and Space for 2024, Messrs. Micklewright, Webb, Paese and Ms. Allison Johnson for 2023, Messrs. Micklewright, Webb, Holt and Paese and Ms. Johnson for 2022, Messrs. Micklewright, Webb, Peduzzi, and Holt, and Ms. Joan Dickinson for 2021, and Messrs. Micklewright, Webb, and Peduzzi, and Ms. Dickinson for 2020.

(3)
The peer group used are the peers identified by our compensation consultants, Newcleus Compensation Advisors. Peer Group Total Shareholder Return for 2024, 2023, 2022, 2021, and 2020 for the former peer group, Meridian Compensation Partners, was $111.87, $101.78, $97.00, $140.17, and $74.23, respectively.

Company Selected Measure Name	Return on average tangible common equity
Named Executive Officers, Footnote
(2)
The
non-PEO
NEOs were Messrs. Micklewright, Webb, Paese and Space for 2024, Messrs. Micklewright, Webb, Paese and Ms. Allison Johnson for 2023, Messrs. Micklewright, Webb, Holt and Paese and Ms. Johnson for 2022, Messrs. Micklewright, Webb, Peduzzi, and Holt, and Ms. Joan Dickinson for 2021, and Messrs. Micklewright, Webb, and Peduzzi, and Ms. Dickinson for 2020.

Peer Group Issuers, Footnote
(3)
The peer group used are the peers identified by our compensation consultants, Newcleus Compensation Advisors. Peer Group Total Shareholder Return for 2024, 2023, 2022, 2021, and 2020 for the former peer group, Meridian Compensation Partners, was $111.87, $101.78, $97.00, $140.17, and $74.23, respectively.

PEO Total Compensation Amount	$ 1,241,097	$ 1,702,023	$ 1,330,999	$ 1,148,556	$ 1,125,984
PEO Actually Paid Compensation Amount	$ 1,339,544	1,514,837	1,340,988	1,270,146	1,098,571
Adjustment To PEO Compensation, Footnote
The following table reconciles the Summary Compensation Table to the Pay Versus Performance Table above.

	PEO

Year	2024	2023	2022	2021	2020

Summary Compensation Table Total Compensation	$1,241,097	$1,702,023	$1,330,999	$1,148,556	$1,125,984

Less Grant Date Fair Value of Stock Awards in Fiscal Year	287,852	400,003	225,006	200,004	168,249

Add Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Years and Fiscal Year	386,299	212,817	234,995	321,594	140,836

Compensation Actually Paid	1,339,544	1,514,837	1,340,988	1,270,146	1,098,571

	Non-PEO Named Executive Officers

Year	2024	2023	2022 (1)	2021	2020

Summary Compensation Table Total Compensation	$524,318	$627,155	$419,119	$426,716	$511,172

Less Grant Date Fair Value of Stock Awards in Fiscal Year	41,760	34,503	51,826	17,475	27,481

Add Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Years and Fiscal Year	53,516	(13,584)	36,636	27,483	12,306

Compensation Actually Paid	536,074	579,068	403,929	436,724	495,997

(1)	The CAP for 2022 was materially impacted by the fact that Mr. Holt and Ms. Johnson each served as Chief Financial Officer for a partial year.

Non-PEO NEO Average Total Compensation Amount	$ 524,318	627,155	419,119	426,716	511,172
Non-PEO NEO Average Compensation Actually Paid Amount	$ 536,074	579,068	403,929	436,724	495,997
Adjustment to Non-PEO NEO Compensation Footnote
The following table reconciles the Summary Compensation Table to the Pay Versus Performance Table above.

	PEO

Year	2024	2023	2022	2021	2020

Summary Compensation Table Total Compensation	$1,241,097	$1,702,023	$1,330,999	$1,148,556	$1,125,984

Less Grant Date Fair Value of Stock Awards in Fiscal Year	287,852	400,003	225,006	200,004	168,249

Add Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Years and Fiscal Year	386,299	212,817	234,995	321,594	140,836

Compensation Actually Paid	1,339,544	1,514,837	1,340,988	1,270,146	1,098,571

	Non-PEO Named Executive Officers

Year	2024	2023	2022 (1)	2021	2020

Summary Compensation Table Total Compensation	$524,318	$627,155	$419,119	$426,716	$511,172

Less Grant Date Fair Value of Stock Awards in Fiscal Year	41,760	34,503	51,826	17,475	27,481

Add Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Years and Fiscal Year	53,516	(13,584)	36,636	27,483	12,306

Compensation Actually Paid	536,074	579,068	403,929	436,724	495,997

(1)	The CAP for 2022 was materially impacted by the fact that Mr. Holt and Ms. Johnson each served as Chief Financial Officer for a partial year.

Compensation Actually Paid vs. Total Shareholder Return
The following graph illustrates the relationship between compensation actually paid to the Corporation’s PEO and, on average, its other NEOs, and the Corporation’s total shareholder return and that of our peer group:

Compensation Actually Paid vs. Net Income
The following graph illustrates the relationship between the compensation actually paid to the Corporation’s PEO and, on average, its other NEOs, and net income, as well as the Corporation’s net income:

Compensation Actually Paid vs. Company Selected Measure
The following graph illustrates the relationship between the compensation actually paid to the Corporation’s PEO and, on average, its other NEOs, and net income, as well as the Corporation’s return on average tangible common equity:

Total Shareholder Return Vs Peer Group
The following graph illustrates the relationship between compensation actually paid to the Corporation’s PEO and, on average, its other NEOs, and the Corporation’s total shareholder return and that of our peer group:

Tabular List, Table
Tabular List of Performance Measures
The following table presents an unranked list of financial performance measures the Compensation Committee considers to be most important in determining the compensation of the Corporation’s named executive officers. As described in greater detail in the section titled “Compensation Discussion & Analysis” beginning on page 24 above, the Corporation’s objective in designing its compensation program is to align executive compensation with the Corporation’s long-term growth and sustained earnings objectives of the Corporation’s shareholders, while attracting, retaining and motivating highly-qualified executives, and balancing both the risks and rewards of the program. Because the Corporation’s compensation program generally seeks to incentivize long-term performance, the Compensation Committee does not specifically seek to align the Corporation’s performance measures with Compensation Actually Paid (as defined by SEC rules) for a particular year.
Performance Metrics
Net Interest Margin
Return on average assets
Return on average tangible common equity
Efficiency ratio
Asset quality ratio
Organic loan growth
Total shareholder return

Total Shareholder Return Amount	$ 122.74	83.97	97.07	149.57	78.79
Peer Group Total Shareholder Return Amount	116.68	102.18	93.41	149.67	78.92
Net Income (Loss)	$ 49,437,348	$ 37,397,102	$ 54,805,501	$ 29,319,501	$ 26,208,827
Company Selected Measure Amount	0.116	0.1037	0.1454	0.1168	0.1492
PEO Name	Rory G. Ritrievi
Measure:: 1
Pay vs Performance Disclosure
Name	Net Interest Margin
Measure:: 2
Pay vs Performance Disclosure
Name	Return on average assets
Measure:: 3
Pay vs Performance Disclosure
Name	Return on average tangible common equity
Measure:: 4
Pay vs Performance Disclosure
Name	Efficiency ratio
Measure:: 5
Pay vs Performance Disclosure
Name	Asset quality ratio
Measure:: 6
Pay vs Performance Disclosure
Name	Organic loan growth
Measure:: 7
Pay vs Performance Disclosure
Name	Total shareholder return
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (287,852)	$ (400,003)	$ (225,006)	$ (200,004)	$ (168,249)
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	386,299	212,817	234,995	321,594	140,836
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(41,760)	(34,503)	(51,826)	(17,475)	(27,481)
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 53,516	$ (13,584)	$ 36,636	$ 27,483	$ 12,306